Share-Based Payments - Summary Movement of Share Options Under the Gold Fields Limited 2012 Share Plan (Detail)	12 Months Ended
	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Gold Fields Limited 2012 Share Plan [member]
Disclosure of movements in share options [line items]
Outstanding at end of the year	0
Performance Shares [Member] | Gold Fields Limited 2012 Share Plan Amended [member]
Disclosure of movements in share options [line items]
Outstanding at beginning of the year	0	393,178	2,446,922
Granted		0	393,178
Exercised and released		0	(2,428,904)
Forfeited		(393,178)	(18,018)
Outstanding at end of the year		0	393,178
Performance Shares [Member] | Gold Fields Limited 2012 Share Plan [member]
Disclosure of movements in share options [line items]
Outstanding at beginning of the year	18,279,130	8,138,472
Granted	811,829	11,744,152	8,196,037
Exercised and released	0	(34,827)
Forfeited	(728,982)	(1,568,667)	(57,565)
Outstanding at end of the year	18,361,977	18,279,130	8,138,472